Derivatives, Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives (Textual) [Abstract]
Gains (losses) on derivatives used to hedge residential mortgage servicing rights	$ 413	$ 261	$ 671
Aggregate fair value of derivatives used for economic hedges net asset (liability)	89	(617)
Aggregate fair value of derivative loan commitments net asset (liability)	17	(6)
Not Designated as Hedging Instrument [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(4,376)	2,696	3,482
Not Designated as Hedging Instrument [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1,062	1,847	1,664
Not Designated as Hedging Instrument [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,483)	125	(393)
Not Designated as Hedging Instrument [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(3,037)	(189)	1,757
Not Designated as Hedging Instrument [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(918)	913	454
Not Designated as Hedging Instrument [Member] | Economic hedges [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,954)	2,067	784
Derivatives (Textual) [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Loss	(71)	(8)	(24)
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	373	978	681
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,466)	114	(393)
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(866)	954	496
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	5	21	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	448	1,029	723
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	448	1,029	723
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Mortgage banking [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,483)	125	(393)
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(1,483)	125	(393)
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from equity investments [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Net gain (loss) from trading activities [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(919)	913	454
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(75)	(51)	(42)
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	17	(11)	0
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(866)	954	496
Not Designated as Hedging Instrument [Member] | Economic hedges [Member] | Other [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	5	21	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(2,422)	629	2,698
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	774	1,073	1,206
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(3,931)	(1,643)	563
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	638	1,077	812
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(81)	(105)	44
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	178	216	88
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	11	(15)
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	614	818	941
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	614	818	941
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Mortgage banking [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from equity investments [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(3,037)	(189)	1,757
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	160	255	265
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(3,932)	(1,643)	563
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	638	1,077	812
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	(81)	(105)	44
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	178	216	88
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Net gain (loss) from trading activities [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	11	(15)
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Interest contracts [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Equity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	1	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Foreign exchange contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Credit contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Commodity contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	0	0	0
Not Designated as Hedging Instrument [Member] | Customer accommodation, trading, and other derivatives [Member] | Other [Member] | Other contract [Member]
Net Gains Losses Recognized In Income Statement Related To Derivatives Not Designated As Hedging Instruments [Abstract]
Gain (loss) on derivatives not designated as hedging instruments	$ 0	$ 0	$ 0